Label	Element	Value
U.S. Global GO GOLD and Precious Metal Miners ETF | Royal Gold, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.20%
U.S. Global GO GOLD and Precious Metal Miners ETF | Wheaton Precious Metals Corporation [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.10%
U.S. Global GO GOLD and Precious Metal Miners ETF | Franco-Nevada Corporation [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.00%
U.S. Global GO GOLD and Precious Metal Miners ETF | Dundee Precious Metals, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.40%
U.S. Global GO GOLD and Precious Metal Miners ETF | Sandstorm Gold, Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.20%
U.S. Global GO GOLD and Precious Metal Miners ETF | Triple Flag Precious Metals Corporation [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.00%
U.S. Global GO GOLD and Precious Metal Miners ETF | OR Royalties, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.00%
U.S. Global GO GOLD and Precious Metal Miners ETF | Allied Gold Corporation [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.70%
U.S. Global GO GOLD and Precious Metal Miners ETF | Sibanye Stillwater, Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.20%
U.S. Global GO GOLD and Precious Metal Miners ETF | Avino Silver & Gold Mines, Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.10%
U.S. Global GO GOLD and Precious Metal Miners ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.30%)
U.S. Global GO GOLD and Precious Metal Miners ETF | Basic Materials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.80%
U.S. Global GO GOLD and Precious Metal Miners ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.20%
U.S. Global GO GOLD and Precious Metal Miners ETF | Canada
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	61.10%
U.S. Global GO GOLD and Precious Metal Miners ETF | United States
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	12.70%
U.S. Global GO GOLD and Precious Metal Miners ETF | South Africa
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.00%
U.S. Global GO GOLD and Precious Metal Miners ETF | Australia
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.90%
U.S. Global GO GOLD and Precious Metal Miners ETF | Peru
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.30%
U.S. Global GO GOLD and Precious Metal Miners ETF | Mexico
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.20%
U.S. Global GO GOLD and Precious Metal Miners ETF | United Kingdom
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.10%